Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AeroVironment, Inc.
(a)
................ 1,658 $ 190,106
Axon Enterprise, Inc.
(a)
............... 8,605 1,759,636
BWX Technologies, Inc. .............. 10,063 747,480
Curtiss-Wright Corp. ................. 6,107 1,214,133
Hexcel Corp. ...................... 5,101 315,854
Moog, Inc., Class A ................. 1,195 138,680
4,365,889
Automobile Components — 0.4%
Adient plc
(a)
....................... 12,730 428,874
American Axle & Manufacturing Holdings, Inc.
(a)
27,143 183,215
Autoliv, Inc. ....................... 5,605 513,698
Dana, Inc. ........................ 22,636 259,861
Modine Manufacturing Co.
(a)
........... 9,676 382,202
Visteon Corp.
(a)
.................... 9,498 1,093,505
XPEL, Inc.
(a)(b)
..................... 4,196 194,275
3,055,630
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 43,956 1,180,218
Thor Industries, Inc.
(c)
................ 11,229 987,366
Winnebago Industries, Inc. ............ 6,647 385,194
2,552,778
Banks — 5.8%
1st Source Corp. ................... 23,097 1,053,685
Associated Banc-Corp. ............... 34,371 557,154
Axos Financial, Inc.
(a)
................ 26,671 960,956
BancFirst Corp. .................... 10,808 876,637
Bancorp, Inc. (The)
(a)
................ 20,578 733,606
Bank of Hawaii Corp. ................ 15,527 766,878
Bank of NT Butterfield & Son Ltd. (The) .... 18,160 458,722
Bank OZK ....................... 11,968 428,574
BankUnited, Inc. ................... 56,562 1,233,617
BOK Financial Corp. ................. 1,652 108,239
Capitol Federal Financial, Inc. .......... 62,756 326,331
City Holding Co. ................... 1,743 158,229
Comerica, Inc. ..................... 30,948 1,219,351
Commerce Bancshares, Inc. ........... 31,157 1,366,546
Community Trust Bancorp, Inc. ......... 9,501 356,858
Cullen/Frost Bankers, Inc. ............. 18,960 1,725,170
Customers Bancorp, Inc.
(a)
............. 16,776 674,563
CVB Financial Corp. ................. 20,831 325,380
Eagle Bancorp, Inc. ................. 13,473 262,454
East West Bancorp, Inc. .............. 36,645 1,964,905
First Bancorp ..................... 124,634 1,731,950
First Citizens BancShares, Inc., Class A .... 1,227 1,694,168
First Financial Bankshares, Inc. ......... 10,915 262,506
First Foundation, Inc. ................ 41,869 190,085
First Hawaiian, Inc. ................. 73,788 1,323,019
First Horizon Corp. .................. 18,553 199,445
Fulton Financial Corp. ................ 35,607 462,535
Hancock Whitney Corp. .............. 12,656 435,746
Hilltop Holdings, Inc. ................. 33,313 920,105
HomeStreet, Inc. ................... 8,242 39,809
International Bancshares Corp. ......... 14,766 647,194
Kearny Financial Corp. ............... 22,393 155,407
Metropolitan Bank Holding Corp.
(a)
....... 23,034 746,532
NBT Bancorp, Inc. .................. 7,109 237,938
New York Community Bancorp, Inc. ...... 129,340 1,226,143
Northfield Bancorp, Inc. .............. 7,866 67,648
OFG Bancorp ..................... 76,455 2,264,597
PacWest Bancorp .................. 85,191 603,152
Pathward Financial, Inc. .............. 21,010 951,543
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. ......... 7,630 $ 475,807
Popular, Inc. ...................... 56,221 3,656,614
Preferred Bank .................... 21,022 1,252,281
ServisFirst Bancshares, Inc. ........... 13,796 650,619
SouthState Corp. ................... 1,397 92,342
Synovus Financial Corp. .............. 8,227 214,478
Texas Capital Bancshares, Inc.
(a)
........ 3,635 200,143
Trustmark Corp. ................... 27,697 556,987
UMB Financial Corp. ................ 10,686 670,226
WaFd, Inc. ....................... 26,050 642,914
Webster Financial Corp. .............. 8,390 318,568
Western Alliance Bancorp ............. 19,359 795,655
Wintrust Financial Corp. .............. 1,590 118,757
Zions Bancorp NA .................. 39,023 1,203,860
40,566,628
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A
(a)
..... 1,432 478,216
Celsius Holdings, Inc.
(a)(c)
.............. 5,431 826,001
Coca-Cola Consolidated, Inc. ........... 1,784 1,135,355
Duckhorn Portfolio, Inc. (The)
(a)
......... 73,992 771,737
National Beverage Corp.
(a)
............. 3,594 166,690
3,377,999
Biotechnology — 4.5%
(a)
ACADIA Pharmaceuticals, Inc. .......... 32,999 744,787
Agenus, Inc. ...................... 338,726 270,981
Akero Therapeutics, Inc. .............. 1,491 17,773
Alkermes plc ...................... 64,579 1,562,166
AnaptysBio, Inc.
(c)
.................. 33,513 546,597
Anavex Life Sciences Corp.
(c)
........... 43,806 244,437
Apellis Pharmaceuticals, Inc. ........... 22,046 1,072,758
Arcus Biosciences, Inc. ............... 27,632 434,099
Arrowhead Pharmaceuticals, Inc. ........ 22,426 551,455
Beam Therapeutics, Inc.
(c)
............. 40,235 850,568
BioCryst Pharmaceuticals, Inc. .......... 70,714 388,220
Blueprint Medicines Corp. ............. 14,891 876,484
Catalyst Pharmaceuticals, Inc.
(c)
......... 93,394 1,159,020
CRISPR Therapeutics AG
(c)
............ 1,590 61,899
Cullinan Oncology, Inc. ............... 29,039 270,934
Cytokinetics, Inc. ................... 24,554 855,952
Denali Therapeutics, Inc. .............. 68,565 1,291,079
Dyne Therapeutics, Inc.
(c)
............. 15,110 106,525
Eagle Pharmaceuticals, Inc. ........... 13,962 191,698
Editas Medicine, Inc.
(c)
............... 10,007 66,847
Enanta Pharmaceuticals, Inc. ........... 6,387 57,611
Erasca, Inc.
(c)
..................... 84,596 195,417
Exelixis, Inc. ...................... 66,990 1,379,324
Halozyme Therapeutics, Inc. ........... 43,409 1,470,263
Insmed, Inc.
(c)
..................... 8,045 201,608
Intellia Therapeutics, Inc. ............. 4,793 120,065
Ionis Pharmaceuticals, Inc.
(c)
........... 35,968 1,592,303
Ironwood Pharmaceuticals, Inc., Class A ... 196,490 1,762,515
Karuna Therapeutics, Inc.
(c)
............ 6,024 1,003,659
Kinnate Biopharma, Inc.
(c)
............. 65,121 72,284
Legend Biotech Corp., ADR ............ 13,913 919,232
Madrigal Pharmaceuticals, Inc. .......... 1,290 169,480
MiMedx Group, Inc. ................. 44,948 294,859
Natera, Inc. ....................... 29,627 1,169,378
Precigen, Inc. ..................... 208,556 235,668
Prothena Corp. plc .................. 9,513 346,844
PTC Therapeutics, Inc. ............... 5,014 94,012
REGENXBIO, Inc. .................. 49,462 637,565
Sage Therapeutics, Inc.
(c)
............. 11,708 219,291
Sana Biotechnology, Inc.
(c)
............. 129,315 382,772

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(c)
........... 16,295 $ 1,096,816
SpringWorks Therapeutics, Inc. ......... 5,395 123,545
Stoke Therapeutics, Inc.
(c)
............. 14,813 56,438
Sutro Biopharma, Inc. ................ 38,528 105,952
Travere Therapeutics, Inc. ............. 39,471 255,772
Ultragenyx Pharmaceutical, Inc. ......... 4,633 164,008
United Therapeutics Corp. ............. 9,401 2,095,107
Vanda Pharmaceuticals, Inc. ........... 52,178 228,540
Vaxcyte, Inc.
(c)
..................... 9,076 436,556
Veracyte, Inc.
(c)
.................... 9,770 202,434
Vericel Corp. ...................... 5,192 182,655
Vir Biotechnology, Inc. ............... 111,463 883,902
Xencor, Inc. ...................... 73,893 1,282,044
31,002,198
Broadline Retail — 0.7%
Big Lots, Inc. ...................... 12,480 56,909
Dillard's, Inc., Class A ................ 6,429 1,995,883
Global-e Online Ltd.
(a)
................ 10,909 383,015
Kohl's Corp. ...................... 26,537 598,410
Macy's, Inc. ...................... 113,490 1,382,308
Qurate Retail, Inc.
(a)
................. 270,425 119,176
4,535,701
Building Products — 2.2%
Advanced Drainage Systems, Inc.
(c)
...... 10,214 1,091,162
Allegion plc ....................... 10,720 1,054,419
Apogee Enterprises, Inc. .............. 13,338 572,467
AZEK Co., Inc. (The), Class A
(a)(c)
........ 20,234 530,131
Builders FirstSource, Inc.
(a)
............ 33,907 3,679,588
Carlisle Cos., Inc. .................. 8,755 2,224,558
CSW Industrials, Inc. ................ 1,992 353,102
Griffon Corp. ...................... 12,887 514,707
Masonite International Corp.
(a)
.......... 1,417 112,141
Owens Corning .................... 8,976 1,017,609
Quanex Building Products Corp. ......... 6,292 168,940
Simpson Manufacturing Co., Inc. ........ 4,258 567,081
Trex Co., Inc.
(a)
.................... 32,416 1,822,103
UFP Industries, Inc. ................. 16,919 1,610,181
15,318,189
Capital Markets — 3.6%
Affiliated Managers Group, Inc. ......... 14,011 1,719,990
Brightsphere Investment Group, Inc. ...... 3,832 60,009
Cohen & Steers, Inc. ................ 3,194 166,855
Donnelley Financial Solutions, Inc.
(a)
...... 17,889 973,698
Evercore, Inc., Class A ............... 26,600 3,462,788
Federated Hermes, Inc., Class B ........ 24,842 787,491
Houlihan Lokey, Inc., Class A ........... 20,478 2,058,449
Interactive Brokers Group, Inc., Class A .... 24,582 1,968,281
Invesco Ltd. ...................... 52,958 686,865
Janus Henderson Group plc ........... 64,776 1,494,382
Jefferies Financial Group, Inc. .......... 115,929 3,730,595
Lazard Ltd., Class A ................. 18,726 520,021
Moelis & Co., Class A ................ 23,859 993,489
Piper Sandler Cos. .................. 13,557 1,895,947
Stifel Financial Corp. ................ 14,688 837,216
StoneX Group, Inc.
(a)
................ 6,802 648,367
TPG, Inc., Class A .................. 40,404 1,116,767
Virtu Financial, Inc., Class A ............ 8,070 149,214
XP, Inc., Class A ................... 91,016 1,820,320
25,090,744
Chemicals — 1.6%
Ashland, Inc. ...................... 8,972 687,524
Avient Corp. ...................... 34,991 1,106,415
Security
Shares
Shares Value
Chemicals (continued)
Axalta Coating Systems Ltd.
(a)
.......... 6,003 $ 157,459
Balchem Corp. .................... 2,435 283,044
Cabot Corp. ...................... 11,048 734,471
Chemours Co. (The) ................. 43,637 1,052,088
Element Solutions, Inc. ............... 52,997 966,135
Huntsman Corp. ................... 49,866 1,163,374
Ingevity Corp.
(a)
.................... 9,309 374,967
Innospec, Inc. ..................... 3,597 352,506
Mativ Holdings, Inc. ................. 20,381 266,991
Olin Corp. ........................ 21,937 937,149
RPM International, Inc. ............... 15,692 1,432,209
Scotts Miracle-Gro Co. (The) ........... 24,465 1,087,225
Trinseo plc ....................... 48,164 298,135
Tronox Holdings plc ................. 9,659 103,255
11,002,947
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. ................. 82,563 417,769
Brady Corp., Class A, NVS ............ 22,049 1,134,642
Brink's Co. (The) ................... 6,306 421,619
Cimpress plc
(a)
..................... 11,859 707,626
Clean Harbors, Inc.
(a)
................ 2,559 393,241
CoreCivic, Inc.
(a)
................... 53,895 684,466
Deluxe Corp. ...................... 18,866 321,665
GEO Group, Inc. (The)
(a)
.............. 129,928 1,135,571
HNI Corp. ........................ 2,556 88,668
Interface, Inc. ..................... 18,448 164,003
Matthews International Corp., Class A ..... 1,822 64,572
MSA Safety, Inc. ................... 1,087 171,616
SP Plus Corp.
(a)
.................... 2,894 146,234
Steelcase, Inc., Class A .............. 35,307 385,199
Tetra Tech, Inc. .................... 13,700 2,067,467
8,304,358
Communications Equipment — 0.5%
(a)
Calix, Inc. ........................ 17,645 584,403
Ciena Corp. ...................... 5,812 245,266
Extreme Networks, Inc. ............... 82,290 1,696,820
Lumentum Holdings, Inc.
(c)
............ 10,934 428,722
NetScout Systems, Inc. ............... 11,112 242,575
Viavi Solutions, Inc. ................. 25,776 200,537
3,398,323
Construction & Engineering — 1.6%
AECOM ......................... 16,125 1,234,369
Ameresco, Inc., Class A
(a)(c)
............ 4,997 130,671
API Group Corp.
(a)
.................. 23,563 609,575
Arcosa, Inc. ...................... 9,027 623,495
Argan, Inc. ....................... 6,036 276,087
Comfort Systems USA, Inc. ............ 8,438 1,534,450
Dycom Industries, Inc.
(a)
.............. 1,111 94,635
EMCOR Group, Inc. ................. 19,185 3,964,580
MasTec, Inc.
(a)
..................... 5,318 316,102
MDU Resources Group, Inc. ........... 20,803 387,144
Valmont Industries, Inc. ............... 3,952 778,188
WillScot Mobile Mini Holdings Corp.
(a)
..... 23,941 943,515
10,892,811
Consumer Finance — 1.1%
Bread Financial Holdings, Inc. .......... 4,515 122,040
Credit Acceptance Corp.
(a)(c)
............ 1,776 714,716
Enova International, Inc.
(a)
............. 17,798 709,784
Navient Corp. ..................... 122,549 1,949,755
OneMain Holdings, Inc. ............... 32,554 1,169,665
PROG Holdings, Inc.
(a)
............... 34,689 950,132
SLM Corp. ....................... 128,031 1,664,403

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a)(c)
............. 19,749 $ 149,105
7,429,600
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A .......... 69,450 1,507,065
BJ's Wholesale Club Holdings, Inc.
(a)(c)
..... 27,301 1,859,744
Casey's General Stores, Inc. ........... 481 130,789
Grocery Outlet Holding Corp.
(a)
.......... 3,583 99,141
Ingles Markets, Inc., Class A ........... 32,383 2,597,764
Sprouts Farmers Market, Inc.
(a)(c)
......... 43,281 1,818,668
United Natural Foods, Inc.
(a)
............ 4,848 70,684
US Foods Holding Corp.
(a)
............. 26,383 1,027,354
9,111,209
Containers & Packaging — 0.6%
Berry Global Group, Inc. .............. 14,996 824,780
Graphic Packaging Holding Co. ......... 89,360 1,922,134
Greif, Inc., Class A, NVS .............. 1,784 113,284
O-I Glass, Inc.
(a)
.................... 11,587 179,019
Sealed Air Corp. ................... 8,080 248,783
Silgan Holdings, Inc. ................. 2,806 112,408
Sonoco Products Co. ................ 18,266 946,362
4,346,770
Diversified Consumer Services — 1.4%
2U, Inc.
(a)(c)
....................... 33,686 71,414
ADT, Inc. ........................ 70,225 397,473
Coursera, Inc.
(a)
.................... 37,646 652,782
Duolingo, Inc., Class A
(a)
.............. 11,036 1,611,808
H&R Block, Inc. .................... 65,465 2,687,338
Perdoceo Education Corp. ............. 104,473 1,889,917
Service Corp. International ............ 22,403 1,219,171
Stride, Inc.
(a)
...................... 15,429 848,286
Udemy, Inc.
(a)(c)
.................... 36,518 326,106
9,704,295
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A
(a)
............. 41,808 443,583
EchoStar Corp., Class A
(a)
............. 74,103 1,027,067
Frontier Communications Parent, Inc.
(a)
.... 37,611 673,989
IDT Corp., Class B
(a)
................. 31,380 880,209
IHS Holding Ltd.
(a)(c)
................. 35,076 172,574
Iridium Communications, Inc. ........... 9,835 364,387
Liberty Latin America Ltd., Class A
(a)(c)
..... 96,159 656,766
Lumen Technologies, Inc.
(a)
............ 700,074 1,022,108
5,240,683
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc. ........ 36,328 471,537
IDACORP, Inc. .................... 42,862 4,059,460
OGE Energy Corp. .................. 15,506 530,305
Otter Tail Corp. .................... 3,948 303,759
PNM Resources, Inc. ................ 13,615 575,370
Portland General Electric Co. ........... 14,539 581,851
6,522,282
Electrical Equipment — 2.0%
Acuity Brands, Inc. .................. 9,638 1,561,067
Array Technologies, Inc.
(a)
............. 28,021 485,604
Atkore, Inc.
(a)
...................... 21,585 2,682,584
Encore Wire Corp.
(c)
................. 9,857 1,762,727
EnerSys ......................... 3,947 337,784
nVent Electric plc ................... 64,638 3,111,027
Regal Rexnord Corp. ................ 14,191 1,680,356
Shoals Technologies Group, Inc., Class A
(a)(c)
12,735 195,610
Thermon Group Holdings, Inc.
(a)
......... 9,066 241,972
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co., Class A ........... 50,048 $ 1,965,385
14,024,116
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc. ........ 4,052 353,578
Arrow Electronics, Inc.
(a)
.............. 18,654 2,115,550
Badger Meter, Inc. .................. 3,650 505,707
Belden, Inc. ...................... 6,813 483,042
Crane NXT Co. .................... 14,936 776,672
ePlus, Inc.
(a)
...................... 8,690 543,125
Flex Ltd.
(a)(c)
...................... 71,940 1,850,297
Insight Enterprises, Inc.
(a)(c)
............ 3,834 549,412
Jabil, Inc. ........................ 41,259 5,066,605
Knowles Corp.
(a)
................... 42,291 549,360
Littelfuse, Inc. ..................... 2,035 440,923
Novanta, Inc.
(a)
.................... 10,412 1,375,009
OSI Systems, Inc.
(a)
................. 1,016 105,938
Sanmina Corp.
(a)
................... 27,137 1,380,459
Vishay Intertechnology, Inc. ............ 51,866 1,153,500
Vontier Corp. ...................... 12,880 380,733
17,629,910
Energy Equipment & Services — 1.9%
ChampionX Corp. .................. 35,492 1,093,154
Expro Group Holdings NV
(a)
............ 11,840 186,480
Helmerich & Payne, Inc. .............. 27,515 1,088,768
Nabors Industries Ltd.
(a)
.............. 9,185 896,823
NOV, Inc. ........................ 81,179 1,620,333
Oceaneering International, Inc.
(a)
........ 38,530 847,275
Oil States International, Inc.
(a)
........... 16,958 123,115
Patterson-UTI Energy, Inc. ............ 108,883 1,382,814
Select Water Solutions, Inc., Class A ...... 74,213 552,145
Transocean Ltd.
(a)
.................. 235,428 1,558,533
Valaris Ltd.
(a)
...................... 1,590 105,004
Weatherford International plc
(a)
.......... 40,442 3,764,746
13,219,190
Entertainment — 0.2%
Endeavor Group Holdings, Inc., Class A .... 54,814 1,247,567
TKO Group Holdings, Inc. ............. 5,554 455,317
1,702,884
Financial Services — 1.6%
AvidXchange Holdings, Inc.
(a)(c)
.......... 51,106 441,556
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 27,618 623,614
Compass Diversified Holdings .......... 8,273 142,130
Euronet Worldwide, Inc.
(a)
............. 8,776 674,348
EVERTEC, Inc. .................... 7,907 251,284
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 4,724 701,797
Flywire Corp.
(a)
.................... 17,406 468,047
Jackson Financial, Inc., Class A ......... 23,002 844,403
MGIC Investment Corp. .............. 36,534 615,232
Mr Cooper Group, Inc.
(a)
.............. 47,462 2,683,027
Payoneer Global, Inc.
(a)
............... 18,244 105,633
PennyMac Financial Services, Inc. ....... 3,688 247,834
Radian Group, Inc. .................. 16,991 430,552
Remitly Global, Inc.
(a)
................ 7,103 191,284
Rocket Cos., Inc., Class A
(a)
............ 30,125 222,624
StoneCo Ltd., Class A
(a)
.............. 11,852 117,513
Voya Financial, Inc. ................. 19,723 1,316,905
Walker & Dunlop, Inc. ................ 6,895 446,796
WEX, Inc.
(a)
....................... 5,068 843,721
11,368,300

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.6%
Adecoagro SA ..................... 74,238 $ 783,211
Darling Ingredients, Inc.
(a)
............. 12,739 564,210
Flowers Foods, Inc. ................. 27,080 593,864
Hain Celestial Group, Inc. (The)
(a)
........ 19,571 216,260
John B Sanfilippo & Son, Inc. ........... 16,735 1,711,321
Lancaster Colony Corp. .............. 1,275 215,692
Tootsie Roll Industries, Inc. ............ 3,004 93,454
4,178,012
Gas Utilities — 0.4%
National Fuel Gas Co. ............... 7,720 393,334
New Jersey Resources Corp. ........... 2,580 104,697
Northwest Natural Holding Co. .......... 2,069 75,953
ONE Gas, Inc. ..................... 17,018 1,027,887
Southwest Gas Holdings, Inc. .......... 1,436 84,164
Spire, Inc. ........................ 17,264 960,396
2,646,431
Ground Transportation — 1.4%
ArcBest Corp. ..................... 9,133 994,401
Avis Budget Group, Inc.
(a)
............. 6,380 1,038,664
Hertz Global Holdings, Inc.
(a)
........... 16,312 137,510
Knight-Swift Transportation Holdings, Inc. .. 6,730 329,030
Landstar System, Inc. ................ 8,367 1,378,714
Lyft, Inc., Class A
(a)
.................. 65,701 602,478
Marten Transport Ltd. ................ 4,516 79,391
Ryder System, Inc. .................. 16,555 1,614,775
Saia, Inc.
(a)
....................... 3,483 1,248,621
Schneider National, Inc., Class B ........ 45,745 1,158,721
XPO, Inc.
(a)
....................... 11,139 844,447
9,426,752
Health Care Equipment & Supplies — 2.2%
AtriCure, Inc.
(a)
.................... 3,203 110,952
Atrion Corp. ...................... 449 153,549
Axonics, Inc.
(a)
..................... 15,552 796,418
Cerus Corp.
(a)
..................... 263,570 368,998
CONMED Corp. .................... 8,785 856,186
Embecta Corp. .................... 14,780 223,474
Envista Holdings Corp.
(a)
.............. 26,268 611,256
Establishment Labs Holdings, Inc.
(a)(c)
..... 18,275 535,092
Haemonetics Corp.
(a)
................ 14,311 1,219,726
ICU Medical, Inc.
(a)(c)
................. 2,190 214,751
Inari Medical, Inc.
(a)
................. 16,562 1,005,479
Inmode Ltd.
(a)(c)
.................... 34,513 659,198
Inspire Medical Systems, Inc.
(a)
......... 9,779 1,439,078
Integer Holdings Corp.
(a)
.............. 3,307 268,429
iRhythm Technologies, Inc.
(a)
........... 5,507 432,410
Lantheus Holdings, Inc.
(a)
............. 20,019 1,293,227
LivaNova plc
(a)
..................... 19,599 961,331
Masimo Corp.
(a)
.................... 6,813 552,739
Nevro Corp.
(a)
..................... 5,473 78,975
Novocure Ltd.
(a)
.................... 20,769 276,228
Orthofix Medical, Inc.
(a)
............... 18,322 202,275
Paragon 28, Inc.
(a)
.................. 38,381 331,228
Penumbra, Inc.
(a)
................... 2,773 530,059
QuidelOrtho Corp.
(a)
................. 9,188 561,203
Shockwave Medical, Inc.
(a)
............. 5,969 1,231,166
STAAR Surgical Co.
(a)
................ 12,119 506,817
15,420,244
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.
(a)
........... 10,726 788,468
Accolade, Inc.
(a)
.................... 23,842 154,973
Addus HomeCare Corp.
(a)
............. 1,304 102,886
Alignment Healthcare, Inc.
(a)
........... 33,535 230,721
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Amedisys, Inc.
(a)
................... 2,949 $ 269,804
AMN Healthcare Services, Inc.
(a)
......... 13,236 1,004,083
Brookdale Senior Living, Inc.
(a)(c)
......... 89,915 351,568
Chemed Corp. ..................... 6,678 3,757,377
Encompass Health Corp. ............. 6,716 420,153
Ensign Group, Inc. (The)
(c)
............. 9,309 899,249
Guardant Health, Inc.
(a)
............... 49,287 1,275,547
HealthEquity, Inc.
(a)
.................. 1,177 84,367
Hims & Hers Health, Inc., Class A
(a)
....... 13,331 79,719
Joint Corp. (The)
(a)
.................. 28,448 222,179
ModivCare, Inc.
(a)(c)
.................. 5,578 235,615
National Research Corp. .............. 17,744 749,861
Option Care Health, Inc.
(a)
............. 33,317 923,880
Owens & Minor, Inc.
(a)
................ 28,299 405,525
Patterson Cos., Inc. ................. 12,495 380,598
Select Medical Holdings Corp. .......... 24,612 559,431
Tenet Healthcare Corp.
(a)
.............. 18,981 1,019,280
13,915,284
Health Care REITs — 0.2%
Medical Properties Trust, Inc. ........... 47,695 227,982
National Health Investors, Inc. .......... 5,519 276,171
Omega Healthcare Investors, Inc. ........ 22,390 741,109
1,245,262
Health Care Technology — 0.6%
(a)
Doximity, Inc., Class A ............... 33,986 694,334
Evolent Health, Inc., Class A
(c)
.......... 13,219 322,940
Health Catalyst, Inc. ................. 12,178 91,213
Teladoc Health, Inc.
(c)
................ 99,132 1,639,644
Veradigm, Inc. ..................... 101,317 1,336,371
4,084,502
Hotel & Resort REITs — 0.3%
Hersha Hospitality Trust, Class A ........ 18,048 179,036
Park Hotels & Resorts, Inc. ............ 34,859 401,924
Pebblebrook Hotel Trust
(c)
............. 5,198 62,012
RLJ Lodging Trust .................. 21,594 202,984
Ryman Hospitality Properties, Inc. ....... 1,113 95,273
Service Properties Trust .............. 80,357 582,588
Sunstone Hotel Investors, Inc. .......... 13,881 129,094
Xenia Hotels & Resorts, Inc. ........... 30,727 357,355
2,010,266
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc., Class A ..... 34,582 311,930
Bloomin' Brands, Inc. ................ 34,692 809,711
Boyd Gaming Corp. ................. 1,849 102,157
Brinker International, Inc.
(a)
............ 8,013 271,801
Cava Group, Inc.
(a)(c)
................. 43,199 1,364,657
Cheesecake Factory, Inc. (The) ......... 2,512 78,048
Churchill Downs, Inc. ................ 6,544 718,793
Dine Brands Global, Inc. .............. 10,718 528,290
Everi Holdings, Inc.
(a)
................ 46,700 503,893
International Game Technology plc ....... 61,817 1,571,388
Jack in the Box, Inc. ................. 18,059 1,140,968
Life Time Group Holdings, Inc.
(a)
......... 4,632 54,750
Light & Wonder, Inc., Class A
(a)
.......... 17,594 1,286,297
MakeMyTrip Ltd.
(a)(c)
................. 15,356 594,738
Marriott Vacations Worldwide Corp. ....... 10,755 966,444
Papa John's International, Inc. .......... 9,617 625,297
Planet Fitness, Inc., Class A
(a)
.......... 10,418 575,803
PlayAGS, Inc.
(a)
.................... 58,523 417,854
SeaWorld Entertainment, Inc.
(a)(c)
........ 28,549 1,229,891
Six Flags Entertainment Corp.
(a)
......... 21,120 420,288
Sportradar Holding AG, Class A
(a)
........ 7,093 62,631

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ............... 3,587 $ 364,224
Travel + Leisure Co. ................. 29,131 991,328
Wendy's Co. (The) .................. 64,768 1,231,887
Wingstop, Inc. ..................... 11,862 2,168,018
Wyndham Hotels & Resorts, Inc. ........ 12,339 893,344
19,284,430
Household Durables — 1.2%
Cavco Industries, Inc.
(a)(c)
.............. 3,337 832,615
GoPro, Inc., Class A
(a)
................ 142,047 356,538
Helen of Troy Ltd.
(a)
................. 6,101 599,850
Hovnanian Enterprises, Inc., Class A
(a)(c)
... 1,618 112,419
Lovesac Co. (The)
(a)
................. 35,853 590,140
SharkNinja, Inc.
(a)(c)
.................. 28,083 1,172,746
Skyline Champion Corp.
(a)
............. 14,934 875,580
Sonos, Inc.
(a)
...................... 33,696 363,243
Taylor Morrison Home Corp.
(a)
.......... 4,142 158,722
Tempur Sealy International, Inc. ......... 47,411 1,893,121
Toll Brothers, Inc. ................... 2,611 184,624
TopBuild Corp.
(a)
................... 5,710 1,306,220
TRI Pointe Homes, Inc.
(a)
.............. 2,617 65,582
8,511,400
Household Products — 0.3%
Central Garden & Pet Co., Class A, NVS
(a)
.. 13,230 525,099
Energizer Holdings, Inc. .............. 3,455 109,109
Reynolds Consumer Products, Inc. ....... 6,454 164,125
Spectrum Brands Holdings, Inc. ......... 15,794 1,189,604
WD-40 Co.
(c)
...................... 990 209,286
2,197,223
Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Sustainable Infrastructure plc .... 62,649 1,134,573
Clearway Energy, Inc., Class A .......... 57,994 1,181,338
2,315,911
Industrial REITs — 0.9%
EastGroup Properties, Inc. ............ 5,125 836,656
First Industrial Realty Trust, Inc. ......... 105,139 4,447,380
Industrial Logistics Properties Trust
(c)
...... 162,239 405,597
LXP Industrial Trust ................. 71,180 563,034
6,252,667
Insurance — 3.9%
American Equity Investment Life Holding Co. 35,016 1,854,447
AMERISAFE, Inc. .................. 7,534 384,008
Assurant, Inc. ..................... 9,087 1,353,054
Assured Guaranty Ltd. ............... 28,032 1,749,197
Axis Capital Holdings Ltd. ............. 1,441 82,281
CNO Financial Group, Inc. ............. 40,390 936,240
Employers Holdings, Inc. .............. 33,195 1,261,410
First American Financial Corp. .......... 25,572 1,315,424
Genworth Financial, Inc., Class A
(a)
....... 175,023 1,048,388
Hanover Insurance Group, Inc. (The) ..... 11,213 1,314,276
Horace Mann Educators Corp. .......... 979 31,064
Kinsale Capital Group, Inc. ............ 4,093 1,366,694
Lincoln National Corp. ............... 23,666 515,209
MBIA, Inc.
(a)
...................... 24,457 168,264
Mercury General Corp. ............... 10,287 317,663
National Western Life Group, Inc., Class A .. 2,782 1,332,300
Old Republic International Corp. ......... 107,056 2,931,193
Oscar Health, Inc., Class A
(a)
........... 37,269 190,817
Palomar Holdings, Inc.
(a)
.............. 2,790 139,723
Primerica, Inc. ..................... 10,235 1,956,523
RenaissanceRe Holdings Ltd. .......... 11,741 2,578,206
RLI Corp. ........................ 1,847 246,094
Ryan Specialty Holdings, Inc., Class A
(a)(c)
.. 21,050 909,360
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ....... 34,534 $ 540,802
Unum Group ...................... 25,123 1,228,515
White Mountains Insurance Group Ltd.
(c)
... 791 1,131,723
26,882,875
Interactive Media & Services — 0.6%
Angi, Inc., Class A
(a)(c)
................ 115,409 185,809
Bumble, Inc., Class A
(a)
............... 24,195 325,181
Cargurus, Inc., Class A
(a)
.............. 18,826 324,372
Cars.com, Inc.
(a)
.................... 43,204 657,997
IAC, Inc.
(a)
........................ 4,702 200,070
Liberty TripAdvisor Holdings, Inc., Class A
(a)(c)
209,035 37,835
QuinStreet, Inc.
(a)
................... 12,269 138,762
Shutterstock, Inc. ................... 31,806 1,293,868
Yelp, Inc.
(a)
....................... 14,990 632,428
ZipRecruiter, Inc., Class A
(a)(c)
........... 49,664 528,922
ZoomInfo Technologies, Inc.
(a)
.......... 6,239 80,857
4,406,101
IT Services — 0.6%
(a)
BigCommerce Holdings, Inc. ........... 9,020 80,188
DigitalOcean Holdings, Inc.
(c)
........... 22,437 459,061
DXC Technology Co. ................ 21,323 430,085
Kyndryl Holdings, Inc. ................ 22,337 326,790
Perficient, Inc. ..................... 1,244 72,388
Rackspace Technology, Inc. ............ 52,466 64,009
Squarespace, Inc., Class A ............ 21,072 598,655
Wix.com Ltd. ...................... 25,722 2,055,188
4,086,364
Leisure Products — 0.9%
Acushnet Holdings Corp. .............. 18,830 959,577
Brunswick Corp. ................... 10,967 761,877
Mattel, Inc.
(a)
...................... 59,651 1,138,141
Polaris, Inc. ....................... 10,268 887,361
Topgolf Callaway Brands Corp.
(a)(c)
....... 25,489 311,476
Vista Outdoor, Inc.
(a)
................. 45,544 1,144,065
YETI Holdings, Inc.
(a)(c)
............... 23,641 1,005,215
6,207,712
Life Sciences Tools & Services — 0.8%
AbCellera Biologics, Inc.
(a)(c)
............ 14,397 59,172
Adaptive Biotechnologies Corp.
(a)
........ 17,600 78,144
Azenta, Inc.
(a)
..................... 2,066 93,900
Bruker Corp. ...................... 24,846 1,416,222
Medpace Holdings, Inc.
(a)
............. 12,225 2,966,641
Repligen Corp.
(a)(c)
.................. 8,649 1,163,809
Sotera Health Co.
(a)
................. 4,964 62,844
5,840,732
Machinery — 4.0%
AGCO Corp. ...................... 21,002 2,408,089
Alamo Group, Inc. .................. 1,805 289,342
Albany International Corp., Class A ....... 1,259 102,747
Allison Transmission Holdings, Inc. ....... 46,448 2,341,908
Chart Industries, Inc.
(a)(c)
.............. 4,377 508,739
Donaldson Co., Inc. ................. 23,225 1,339,154
Federal Signal Corp. ................ 2,343 135,988
Graco, Inc. ....................... 33,189 2,467,602
Hillenbrand, Inc. ................... 26,827 1,020,231
ITT, Inc. ......................... 25,024 2,335,990
John Bean Technologies Corp. .......... 871 90,601
Kadant, Inc.
(c)
..................... 5,389 1,185,580
Lincoln Electric Holdings, Inc. .......... 2,525 441,370
Manitowoc Co., Inc. (The)
(a)(c)
........... 18,788 240,486
Middleby Corp. (The)
(a)
............... 5,962 672,931
Mueller Industries, Inc. ............... 51,165 1,929,432

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Nordson Corp. ..................... 7,460 $ 1,585,921
SPX Technologies, Inc.
(a)
.............. 17,773 1,423,973
Terex Corp. ....................... 26,519 1,214,570
Timken Co. (The) ................... 24,204 1,672,981
Toro Co. (The) ..................... 32,292 2,610,485
Trinity Industries, Inc. ................ 15,022 312,908
Wabash National Corp. ............... 37,659 779,165
Watts Water Technologies, Inc., Class A .... 4,374 756,746
27,866,939
Marine Transportation — 0.3%
Matson, Inc. ...................... 13,038 1,134,958
ZIM Integrated Shipping Services Ltd.
(c)
.... 90,166 697,885
1,832,843
Media — 0.7%
AMC Networks, Inc., Class A
(a)(c)
......... 29,604 349,327
Clear Channel Outdoor Holdings, Inc.
(a)
.... 72,903 80,193
DISH Network Corp., Class A
(a)(c)
........ 49,401 242,065
EW Scripps Co. (The), Class A, NVS
(a)
.... 20,572 112,529
John Wiley & Sons, Inc., Class A ........ 12,393 375,136
Magnite, Inc.
(a)
..................... 18,601 123,511
New York Times Co. (The), Class A ....... 21,658 873,034
Nexstar Media Group, Inc. ............. 4,378 613,270
Scholastic Corp., NVS ............... 4,404 162,508
Sinclair, Inc., Class A ................ 57,356 623,460
Stagwell, Inc., Class A
(a)
.............. 13,663 56,291
TechTarget, Inc.
(a)(c)
.................. 20,783 523,316
TEGNA, Inc. ...................... 54,761 794,582
4,929,222
Metals & Mining — 2.0%
Alcoa Corp. ....................... 40,385 1,035,472
Algoma Steel Group, Inc.
(c)
............ 10,555 73,991
Alpha Metallurgical Resources, Inc. ...... 7,002 1,540,160
Arch Resources, Inc., Class A .......... 1,835 276,773
ATI, Inc.
(a)
........................ 23,400 883,818
Commercial Metals Co. ............... 17,177 726,415
Kaiser Aluminum Corp. ............... 2,390 135,752
Materion Corp. .................... 10,197 988,905
MP Materials Corp., Class A
(a)(c)
......... 11,555 189,502
Nexa Resources SA ................. 57,255 342,958
Reliance Steel & Aluminum Co. ......... 15,401 3,917,706
Royal Gold, Inc. .................... 9,428 983,623
United States Steel Corp.
(c)
............ 26,433 895,814
Warrior Met Coal, Inc. ................ 7,358 358,555
Worthington Industries, Inc. ............ 19,161 1,180,701
13,530,145
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp. .............. 164,770 1,216,003
ARMOUR Residential REIT, Inc. ......... 3,122 45,488
BrightSpire Capital, Inc., Class A ........ 49,352 279,332
Chimera Investment Corp. ............. 156,387 750,658
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 18,968 325,112
Invesco Mortgage Capital, Inc. .......... 39,580 270,331
KKR Real Estate Finance Trust, Inc. ...... 32,946 343,956
Ladder Capital Corp., Class A .......... 39,624 400,599
MFA Financial, Inc. .................. 81,905 728,135
Starwood Property Trust, Inc. ........... 29,087 516,294
4,875,908
Multi-Utilities — 0.0%
Black Hills Corp. ................... 1,393 67,352
Security
Shares
Shares Value
Office REITs — 1.7%
Brandywine Realty Trust .............. 182,840 $ 683,822
Cousins Properties, Inc. .............. 4,504 80,486
Douglas Emmett, Inc. ................ 76,984 862,991
Equity Commonwealth ............... 62,653 1,186,648
Highwoods Properties, Inc. ............ 55,070 985,202
Hudson Pacific Properties, Inc. .......... 44,845 200,009
Kilroy Realty Corp. .................. 15,460 441,847
Office Properties Income Trust .......... 164,142 736,997
Paramount Group, Inc. ............... 234,625 1,004,195
Piedmont Office Realty Trust, Inc., Class A .. 118,421 616,973
SL Green Realty Corp. ............... 68,817 2,015,650
Vornado Realty Trust ................ 140,444 2,696,525
11,511,345
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp. .............. 240,145 2,963,389
Antero Resources Corp.
(a)
............. 67,878 1,998,328
APA Corp. ....................... 93,894 3,729,470
California Resources Corp. ............ 16,289 856,639
Chesapeake Energy Corp. ............ 22,251 1,915,366
Chord Energy Corp. ................. 2,047 338,410
CNX Resources Corp.
(a)
.............. 23,899 519,086
CONSOL Energy, Inc. ................ 7,416 681,456
CVR Energy, Inc. ................... 12,241 400,893
Denbury, Inc.
(a)
.................... 8,229 731,476
DT Midstream, Inc. .................. 27,643 1,491,893
Equitrans Midstream Corp. ............ 188,663 1,673,441
Kosmos Energy Ltd.
(a)
................ 121,523 879,827
Murphy Oil Corp. ................... 55,908 2,508,592
Ovintiv, Inc. ....................... 53,832 2,583,936
PBF Energy, Inc., Class A ............. 7,068 335,942
Permian Resources Corp., Class A ....... 23,053 335,882
Plains GP Holdings LP, Class A ......... 10,646 166,929
Range Resources Corp. .............. 56,245 2,015,821
SFL Corp. Ltd. ..................... 60,884 661,200
SM Energy Co. .................... 15,833 638,387
Southwestern Energy Co.
(a)(c)
........... 14,271 101,752
Targa Resources Corp. ............... 30,526 2,552,279
W&T Offshore, Inc.
(a)
................ 47,250 196,087
30,276,481
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ............... 42,547 2,181,810
Mercer International, Inc. .............. 78,070 619,876
Sylvamo Corp. .................... 15,852 702,244
3,503,930
Passenger Airlines — 0.1%
Joby Aviation, Inc., Class A
(a)(c)
.......... 83,485 439,966
Personal Care Products — 0.8%
BellRing Brands, Inc.
(a)
............... 9,533 416,878
Coty, Inc., Class A
(a)(c)
................ 39,680 371,802
Edgewell Personal Care Co. ........... 2,450 85,505
elf Beauty, Inc.
(a)(c)
.................. 8,840 818,849
Herbalife Ltd.
(a)(c)
................... 54,090 770,782
Inter Parfums, Inc. .................. 9,582 1,217,968
Medifast, Inc. ..................... 12,447 860,835
Nu Skin Enterprises, Inc., Class A ........ 28,130 534,189
Olaplex Holdings, Inc.
(a)
.............. 120,974 171,783
USANA Health Sciences, Inc.
(a)
......... 6,080 276,944
5,525,535
Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc.
(a)(c)
...... 1,807 81,803
Athira Pharma, Inc.
(a)(c)
............... 109,453 170,747
Axsome Therapeutics, Inc.
(a)(c)
.......... 11,462 713,853

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.
(a)
........... 55,510 $ 1,558,721
Harmony Biosciences Holdings, Inc.
(a)
..... 2,115 49,787
Innoviva, Inc.
(a)(c)
................... 38,403 476,581
Ligand Pharmaceuticals, Inc.
(a)
.......... 5,668 296,380
Phibro Animal Health Corp., Class A ...... 5,833 63,696
Prestige Consumer Healthcare, Inc.
(a)(c)
.... 10,273 609,805
Tilray Brands, Inc., Class 2
(a)(c)
.......... 212,792 383,026
4,404,399
Professional Services — 3.0%
Alight, Inc., Class A
(a)
................ 112,761 748,733
ASGN, Inc.
(a)
...................... 9,114 760,654
CACI International, Inc., Class A
(a)
....... 313 101,650
Clarivate plc
(a)(c)
.................... 147,564 941,458
Conduent, Inc.
(a)
................... 137,468 438,523
CSG Systems International, Inc. ......... 3,728 174,694
Dun & Bradstreet Holdings, Inc. ......... 22,806 199,781
ExlService Holdings, Inc.
(a)
............ 49,792 1,300,069
Exponent, Inc. ..................... 20,899 1,531,688
Fiverr International Ltd.
(a)(c)
............. 20,518 434,366
FTI Consulting, Inc.
(a)
................ 1,815 385,252
Heidrick & Struggles International, Inc. .... 67,344 1,639,153
Huron Consulting Group, Inc.
(a)
.......... 7,892 784,149
ICF International, Inc. ................ 5,367 680,160
Insperity, Inc. ...................... 14,705 1,556,377
KBR, Inc. ........................ 22,806 1,326,169
Kforce, Inc. ....................... 35,836 2,187,429
Korn Ferry ....................... 2,310 105,151
Legalzoom.com, Inc.
(a)
............... 18,961 189,041
ManpowerGroup, Inc. ................ 7,226 505,603
Maximus, Inc. ..................... 5,277 394,298
Paycor HCM, Inc.
(a)
................. 7,456 160,901
Paylocity Holding Corp.
(a)
............. 6,764 1,213,462
Robert Half, Inc. ................... 22,002 1,645,090
TriNet Group, Inc.
(a)
................. 13,815 1,419,491
TrueBlue, Inc.
(a)
.................... 6,160 68,191
TTEC Holdings, Inc. ................. 3,878 79,809
Upwork, Inc.
(a)
..................... 11,492 120,091
21,091,433
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
........... 143,437 669,851
DigitalBridge Group, Inc., Class A
(c)
....... 22,435 355,595
eXp World Holdings, Inc.
(c)
............. 68,724 911,967
Opendoor Technologies, Inc.
(a)(c)
......... 63,373 120,409
St. Joe Co. (The) ................... 36,304 1,693,218
3,751,040
Residential REITs — 0.4%
American Homes 4 Rent, Class A ........ 63,479 2,078,302
Apartment Investment & Management Co.,
Class A
(a)
...................... 71,057 416,394
Veris Residential, Inc. ................ 23,833 319,124
2,813,820
Retail REITs — 1.5%
Alexander's, Inc. ................... 4,445 835,615
Brixmor Property Group, Inc. ........... 125,532 2,609,810
InvenTrust Properties Corp. ............ 50,865 1,276,711
Kimco Realty Corp. ................. 60,693 1,088,832
Kite Realty Group Trust ............... 49,718 1,059,988
Macerich Co. (The) ................. 128,929 1,253,190
RPT Realty ....................... 15,021 162,077
SITE Centers Corp. ................. 56,763 661,857
Spirit Realty Capital, Inc. .............. 12,899 464,235
Security
Shares
Shares Value
Retail REITs (continued)
Tanger Factory Outlet Centers, Inc. ....... 57,765 $ 1,302,601
10,714,916
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(a)
........... 16,715 433,921
Axcelis Technologies, Inc.
(a)
............ 12,828 1,635,570
Canadian Solar, Inc.
(a)(c)
............... 3,601 71,948
Cirrus Logic, Inc.
(a)
.................. 9,848 659,127
Entegris, Inc. ...................... 28,029 2,467,673
Impinj, Inc.
(a)
...................... 11,233 725,764
Kulicke & Soffa Industries, Inc. .......... 21,856 909,428
Lattice Semiconductor Corp.
(a)(c)
......... 45,481 2,529,199
MACOM Technology Solutions Holdings, Inc.
(a)
(c)
........................... 6,555 462,390
MKS Instruments, Inc. ............... 6,814 447,407
Onto Innovation, Inc.
(a)(c)
.............. 8,948 1,005,487
Power Integrations, Inc. .............. 1,152 79,868
Rambus, Inc.
(a)
.................... 42,080 2,286,207
Silicon Laboratories, Inc.
(a)
............. 2,873 264,833
Synaptics, Inc.
(a)
................... 12,861 1,075,951
Universal Display Corp. .............. 2,041 284,066
Veeco Instruments, Inc.
(a)(c)
............ 17,865 427,688
15,766,527
Software — 7.2%
A10 Networks, Inc. .................. 67,968 738,812
Adeia, Inc. ....................... 50,165 422,891
Agilysys, Inc.
(a)
.................... 2,286 196,116
Alarm.com Holdings, Inc.
(a)
............ 4,381 224,001
Amplitude, Inc., Class A
(a)(c)
............ 24,281 241,839
AppLovin Corp., Class A
(a)
............. 40,700 1,483,108
Asana, Inc., Class A
(a)(c)
............... 36,023 665,345
Aspen Technology, Inc.
(a)
.............. 9,692 1,722,753
Bentley Systems, Inc., Class B .......... 31,738 1,543,736
Blackbaud, Inc.
(a)
................... 14,541 950,981
BlackLine, Inc.
(a)
................... 25,165 1,235,602
Box, Inc., Class A
(a)
................. 65,837 1,636,708
Clear Secure, Inc., Class A ............ 26,976 453,736
CommVault Systems, Inc.
(a)
............ 4,438 290,023
Confluent, Inc., Class A
(a)(c)
............ 17,385 502,600
Couchbase, Inc.
(a)
.................. 24,185 376,319
CyberArk Software Ltd.
(a)(c)
............. 2,758 451,319
Domo, Inc., Class B
(a)
................ 90,371 737,427
Elastic NV
(a)
...................... 40,321 3,025,688
EngageSmart, Inc.
(a)
................. 18,249 413,340
Everbridge, Inc.
(a)
................... 3,236 66,694
Five9, Inc.
(a)
...................... 18,886 1,092,933
Gitlab, Inc., Class A
(a)
................ 28,544 1,235,384
InterDigital, Inc. .................... 4,846 364,662
Jamf Holding Corp.
(a)
................ 4,696 75,418
JFrog Ltd.
(a)
....................... 30,021 675,172
LiveRamp Holdings, Inc.
(a)
............. 6,191 171,243
Manhattan Associates, Inc.
(a)
........... 19,909 3,881,857
MicroStrategy, Inc., Class A
(a)(c)
.......... 931 394,176
Mitek Systems, Inc.
(a)
................ 9,997 106,768
Model N, Inc.
(a)
.................... 30,240 728,784
Monday.com Ltd.
(a)
.................. 11,972 1,556,240
New Relic, Inc.
(a)
................... 14,263 1,236,174
Nutanix, Inc., Class A
(a)
............... 102,907 3,724,204
PagerDuty, Inc.
(a)(c)
.................. 39,641 799,559
Pegasystems, Inc. .................. 8,584 366,880
Progress Software Corp. .............. 31,887 1,638,354
PROS Holdings, Inc.
(a)
............... 7,227 225,121
Qualys, Inc.
(a)(c)
.................... 8,657 1,324,088
Rapid7, Inc.
(a)
..................... 8,935 415,388

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
RingCentral, Inc., Class A
(a)
............ 49,356 $ 1,311,883
Smartsheet, Inc., Class A
(a)
............ 42,343 1,674,242
SolarWinds Corp.
(a)
................. 25,062 230,821
Sprout Social, Inc., Class A
(a)(c)
.......... 48,143 2,083,629
SPS Commerce, Inc.
(a)
............... 6,022 965,568
Tenable Holdings, Inc.
(a)
.............. 17,498 736,841
Teradata Corp.
(a)
................... 17,324 740,081
Varonis Systems, Inc.
(a)(c)
.............. 32,830 1,104,401
Veritone, Inc.
(a)(c)
................... 103,838 260,633
Workiva, Inc., Class A
(a)(c)
............. 35,822 3,119,738
Yext, Inc.
(a)
....................... 52,357 315,713
49,934,993
Specialized REITs — 1.0%
CubeSmart ....................... 22,478 766,275
EPR Properties .................... 4,408 188,222
Gaming & Leisure Properties, Inc. ....... 36,308 1,648,020
Lamar Advertising Co., Class A
(c)
........ 25,037 2,059,794
Outfront Media, Inc. ................. 19,926 194,478
PotlatchDeltic Corp. ................. 10,333 442,769
Rayonier, Inc. ..................... 20,043 505,885
Safehold, Inc. ..................... 33,637 547,274
Uniti Group, Inc. ................... 69,356 319,037
6,671,754
Specialty Retail — 4.1%
1-800-Flowers.com, Inc., Class A
(a)
....... 12,219 91,765
Aaron's Co., Inc. (The) ............... 66,749 494,610
Abercrombie & Fitch Co., Class A
(a)
....... 28,064 1,706,852
Academy Sports & Outdoors, Inc.
(c)
....... 29,700 1,331,748
American Eagle Outfitters, Inc. .......... 25,646 448,036
Asbury Automotive Group, Inc.
(a)(c)
........ 5,648 1,080,858
AutoNation, Inc.
(a)
................... 13,914 1,809,933
Bath & Body Works, Inc. .............. 62,211 1,844,556
Buckle, Inc. (The) .................. 21,473 725,143
Caleres, Inc. ...................... 18,851 482,209
Carvana Co., Class A
(a)
............... 5,729 154,683
Chewy, Inc., Class A
(a)(c)
.............. 3,973 76,798
Children's Place, Inc. (The)
(a)
........... 20,670 565,738
Citi Trends, Inc.
(a)(c)
.................. 16,302 392,878
Dick's Sporting Goods, Inc. ............ 22,325 2,387,659
Farfetch Ltd., Class A
(a)(c)
.............. 34,027 51,040
Five Below, Inc.
(a)(c)
.................. 2,565 446,259
Foot Locker, Inc. ................... 7,749 162,652
GameStop Corp., Class A
(a)(c)
........... 81,120 1,117,022
Gap, Inc. (The) .................... 27,450 351,360
Genesco, Inc.
(a)(c)
................... 22,693 622,015
Group 1 Automotive, Inc.
(c)
............. 6,694 1,689,097
Guess?, Inc. ...................... 60,336 1,297,224
Hibbett, Inc. ...................... 9,296 428,267
Lithia Motors, Inc., Class A ............ 295 71,452
MarineMax, Inc.
(a)
................... 2,448 67,026
ODP Corp. (The)
(a)
.................. 14,099 633,327
Petco Health & Wellness Co., Inc.
(a)(c)
..... 15,341 53,080
Revolve Group, Inc., Class A
(a)(c)
......... 6,151 84,576
RH
(a)
........................... 2,592 564,952
Signet Jewelers Ltd. ................. 29,545 2,063,127
Sleep Number Corp.
(a)(c)
.............. 37,222 605,602
Sonic Automotive, Inc., Class A ......... 6,014 287,770
Upbound Group, Inc. ................ 35,428 923,254
Wayfair, Inc., Class A
(a)
............... 11,575 493,211
Williams-Sonoma, Inc. ............... 19,916 2,992,180
Zumiez, Inc.
(a)
..................... 4,533 74,477
28,672,436
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A
(a)
........... 78,356 $ 2,649,216
Super Micro Computer, Inc.
(a)
........... 8,030 1,922,944
Xerox Holdings Corp. ................ 87,760 1,126,839
5,698,999
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.
(a)
................ 29,963 1,533,506
Columbia Sportswear Co. ............. 7,427 548,113
Crocs, Inc.
(a)
...................... 24,816 2,216,565
Deckers Outdoor Corp.
(a)
.............. 7,761 4,633,783
G-III Apparel Group Ltd.
(a)
............. 14,681 375,099
On Holding AG, Class A
(a)
............. 32,853 843,336
Oxford Industries, Inc. ............... 7,064 596,202
PVH Corp. ....................... 15,589 1,159,042
Ralph Lauren Corp., Class A ........... 935 105,215
Tapestry, Inc. ...................... 49,635 1,367,941
Under Armour, Inc., Class C, NVS
(a)
...... 153,876 989,423
14,368,225
Tobacco — 0.4%
Turning Point Brands, Inc. ............. 6,651 133,352
Universal Corp. .................... 5,021 225,945
Vector Group Ltd. .................. 251,667 2,587,137
2,946,434
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc. ...... 4,452 683,427
Beacon Roofing Supply, Inc.
(a)
.......... 4,249 302,401
Boise Cascade Co. ................. 9,247 866,906
Core & Main, Inc., Class A
(a)
............ 65,305 1,964,374
GATX Corp. ...................... 9,301 972,699
Global Industrial Co. ................. 15,645 499,858
GMS, Inc.
(a)
....................... 7,813 456,904
H&E Equipment Services, Inc. .......... 14,244 580,016
McGrath RentCorp .................. 6,603 664,262
MRC Global, Inc.
(a)
.................. 93,976 987,688
MSC Industrial Direct Co., Inc., Class A .... 1,717 162,686
NOW, Inc.
(a)
...................... 168,849 1,860,716
SiteOne Landscape Supply, Inc.
(a)(c)
....... 3,298 454,365
Veritiv Corp. ...................... 12,464 2,111,526
Watsco, Inc. ...................... 5,714 1,993,557
WESCO International, Inc. ............. 10,748 1,377,894
15,939,279
Water Utilities — 0.2%
American States Water Co. ............ 13,735 1,072,017
Middlesex Water Co. ................ 3,253 206,663
1,278,680
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ......... 14,276 259,680
Total Long-Term Investments — 99.5%
(Cost: $740,813,385) ............................. 691,347,883

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 53,534,866 $ 53,556,280
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 2,700,208 2,700,208
Total Short-Term Securities — 8.1%
(Cost: $56,243,029) .............................. 56,256,488
Total Investments — 107.6%
(Cost: $797,056,414 ) ............................. 747,604,371
Liabilities in Excess of Other Assets — (7.6)% ............ (53,068,258)
Net Assets — 100.0% ..............................
$ 694,536,113
(a)
Non-income producing security.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 54,600,717 $ — $ (1,055,700)
(a)
$ (492) $ 11,755 $ 53,556,280 53,534,866 $ 119,532
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,652 247,556
(a)
— — — 2,700,208 2,700,208 39,169 —
$ (492) $ 11,755 $ 56,256,488 $ 158,701 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 162 12/15/23 $ 1,351 $ (115,676)
S&P Midcap 400 E-Mini Index ................................................. 3 12/15/23 713 (53,081)
$ (168,757)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 169,215 $ (8,346)
(c)
$ 160,002 0.0%
Monthly HSBC Bank plc
(d)
02/10/28 354,405 (21,161)
(e)
333,630 0.1
Monthly
JPMorgan Chase
Bank NA
(f)
11/10/23 495,362 (28,992)
(g)
467,296 0.1
$ (58,499) $ 960,928
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $867 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(386) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(926) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 149 $ 7,359 4.6%
BankUnited, Inc. .......... 302 6,587 4.1
City Holding Co. .......... 12 1,089 0.7
Fulton Financial Corp. ...... 544 7,067 4.4
NBT Bancorp, Inc. ......... 277 9,271 5.8
Preferred Bank/Los Angeles CA 1,761 104,903 65.6
136,276
Office REITs
Douglas Emmett, Inc. ...... 588 6,591 4.1
SL Green Realty Corp. ...... 585 17,135 10.7
23,726
Total Reference Entity — Long ............ 160,002
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 160,002
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
BankUnited, Inc. .......... 166 3,621 1.1
CVB Financial Corp. ....... 79 1,234 0.4
First BanCorp/Puerto Rico ... 3,058 40,824 12.2
Pathward Financial, Inc. ..... 1,042 47,192 14.1
Preferred Bank/Los Angeles CA 989 58,915 17.7
WaFd, Inc. .............. 269 6,639 2.0
158,425
Insurance
Employers Holdings, Inc. .... 1,053 40,014 12.0
Genworth Financial, Inc., Class
A .................. 5,907 35,383 10.6
Horace Mann Educators Corp. 286 9,075 2.7
Lincoln National Corp. ...... 7 152 0.1
84,624
Consumer Finance
Green Dot Corp., Class A .... 6,868 76,784 23.0
Office REITs
Douglas Emmett, Inc. ...... 573 6,423 1.9
Financial Services
Radian Group, Inc. ........ 291 7,374 2.2
Total Reference Entity — Long ............ 333,630
Net Value of Reference Entity — HSBC Bank plc $ 333,630
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date November 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Consumer Finance
$
Green Dot Corp., Class A .... 16,621 $ 185,823 39.8%
Banks
NBT Bancorp, Inc. ......... 1,002 33,537 7.2
Insurance
Horace Mann Educators Corp. 2,507 79,547 17.0
Financial Services
Jackson Financial, Inc., Class A 4,587 168,389 36.0
Total Reference Entity — Long ............ 467,296
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 467,296

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 691,285,984 $ 61,899 $ — $ 691,347,883
Short-Term Securities
Money Market Funds ...................................... 56,256,488 — — 56,256,488
$ 747,542,472 $ 61,899 $ — $ 747,604,371
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (168,757) $ (58,499) $ — $ (227,256)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust